SCHEDULE OF OBLIGATIONS COLLATERALIZED BY RECEIVABLES (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Total	$ 206,236	$ 206,236	$ 282,553
Quick Fix Capital Arrangement [Member]
Short-Term Debt [Line Items]
Total	48,907	48,907	48,907
Power Up Arrangement [Member]
Short-Term Debt [Line Items]
Total	14,232	14,232	14,232
Power Up One Arrangement [Member]
Short-Term Debt [Line Items]
Total	67,645	67,645	67,645
Power Up Two Arrangement [Member]
Short-Term Debt [Line Items]
Total	29,696	29,696	29,696
Power Up Three Arrangement [Member]
Short-Term Debt [Line Items]
Total	$ 45,756	45,756	45,756
Knight Capital Arrangement [Member]
Short-Term Debt [Line Items]
Total			$ 76,317